Chapter 11 - Hemen Convertible Bond (Details) - Convertible Debt - Hermen Convertible Bond $ in Millions	Feb. 28, 2022 USD ($)
Debt Instrument [Line Items]
Debt, face amount	$ 50
Subsequent Event
Debt Instrument [Line Items]
Debt, face amount	$ 50
Basis spread on variable rate (as a percent)	5.00%
LIBOR | Subsequent Event
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	6.00%